Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 6,249,472	$ 5,884,401	$ 6,268,793
Cost of services	(3,363,278)	(3,322,950)	(3,461,151)
Gross profit	2,886,194	2,561,451	2,807,642
Operating expenses:
Selling, general and administrative expenses	(3,245,072)	(1,539,964)	(1,734,330)
Reversal of / (allowance for) expected credit losses	456,019	(109,819)	(77,946)
Total operating expenses	(2,789,053)	(1,649,783)	(1,812,276)
Income from operations	97,141	911,668	995,366
Other income (expense)
Interest expense	(56,211)	(44,144)	(42,034)
Other income	147,223	90,900	10,264
Total other income (expense), net	91,012	46,756	(31,770)
Income before provision for income taxes	188,153	958,424	963,596
Income tax expense	(55,219)	(138,031)	(157,300)
Net income	132,934	820,393	806,296
Other comprehensive income
Foreign currency adjustment	17,018	40,987	2,409
(Charged) credited to post-employment benefit obligations	(7,714)	(15,159)	358
Comprehensive income	$ 142,238	$ 846,221	$ 809,063
Earnings per share – Basic	$ 0.0115	$ 0.0729	$ 0.0717
Earnings per share – Diluted	$ 0.0115	$ 0.0729	$ 0.0717
Weighted average shares outstanding – Basic	11,537,671	11,250,000	11,250,000
Weighted average shares outstanding – Diluted	11,537,671	11,250,000	11,250,000